Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

The Company has evaluated events subsequent to the balance sheet date of June 30, 2023 through October 31, 2023, the date on which the consolidated financial statements were issued.

Fujian Shuzhi Fuxin Exhibition Co., Ltd. was dissolved on October 7, 2023.